Nuveen Mortgage and Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 139.1%  (100.0% of Total Investments)
X–
MORTGAGE-BACKED SECURITIES - 99.3% (71.4% of Total Investments) X 101,577,406
$ 500 (b) Alen Mortgage Trust, (TSFR1M reference rate + 4.114%
spread), 2021 ACEN, 144A
9.447% 4/15/34 $ 260,218
1,000 BANK, 2019 BN21, 144A 2.500% 10/17/52 499,070
1,000 (c) BANK 2017-BNK6, 2017 BNK6 3.851% 7/15/60 810,759
1,000 BBCMS Mortgage Trust 2020-C6, 2020 C6, 144A 3.811% 2/15/53 723,798
1,500 (c) Benchmark Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 1,308,579
1,500 CD 2016-CD2 Mortgage Trust, 2016 CD2 4.111% 11/10/49 1,122,933
1,978 (c) CD 2017-CD3 Mortgage Trust, 2017 CD3 4.696% 2/10/50 1,078,982
845 (c) CD Mortgage Trust, 2016 CD1 3.631% 8/10/49 535,141
24 CF Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 23,166
672 CFK Trust 2019-FAX, 2019 FAX, 144A 4.791% 1/15/39 570,532
429 CHL Mortgage Pass-Through Trust 2006-HYB1, 2006 HYB1 3.951% 3/20/36 380,402
1,500 (c) COMM 2013-LC13 Mortgage Trust, 2013 LC13, 144A 5.387% 8/10/46 1,314,753
925 (c) COMM 2014-CCRE15 Mortgage Trust, 2014 CR15 4.795% 2/10/47 808,248
700 COMM 2014-CCRE15 Mortgage Trust, 2014 CR15, 144A 4.795% 2/10/47 572,225
1,452 (c) COMM 2014-CCRE19 Mortgage Trust, 2014 CR19, 144A 4.697% 8/10/47 1,246,426
800 (c) COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.667% 8/10/48 722,631
1,000 COMM Mortgage Trust, 2014 CR17 4.377% 5/10/47 910,576
1,800 (c) COMM Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,434,048
1,000 (c) COMM Mortgage Trust, 2014 UBS2 4.947% 3/10/47 956,852
1,500 (c) COMM Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 997,697
1,245 COMM Mortgage Trust, 2015 CR25 3.768% 8/10/48 1,017,913
1,400 COMM Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 1,019,609
1,160 COMM Mortgage Trust, 2014 CR14 4.585% 2/10/47 1,029,923
2,000 (c) COMM Mortgage Trust, 2015 CR23 4.443% 5/10/48 1,588,396
100 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 4.650% spread), 2022 R07, 144A
9.965% 6/25/42 106,666
625 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 5.500% spread), 2021 R03, 144A
10.815% 12/25/41 623,321
3,000 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 3,304,946
2,550 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 4.500% spread), 2022 R02, 144A
9.815% 1/25/42 2,614,797
1,000 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 9.850% spread), 2022 R03, 144A
14.823% 3/25/42 1,115,144
3,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 6.000% spread), 2021 R01, 144A
11.315% 10/25/41 3,032,692
450 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 6.750% spread), 2022 R09, 144A
12.065% 9/25/42 493,860
200 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.100% spread), 2022 R04, 144A
8.415% 3/25/42 203,295
460 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.850% spread), 2022 R06, 144A
9.165% 5/25/42 477,988
300 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 5.600% spread), 2022 R08, 144A
9.528% 7/25/42 324,894
1,605 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 3.900% spread), 2023 R06, 144A
9.188% 7/25/43 1,625,034
2,100 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 6.000% spread), 2022 R01, 144A
11.315% 12/25/41 2,123,138
2,250 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A reference rate + 4.750% spread), 2023 R05, 144A
10.065% 6/25/43 2,350,909
1,900 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 12.000% spread), 2022 R07, 144A
17.296% 6/25/42 2,239,652
960 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 6.800% spread), 2022 R07, 144A
12.115% 6/25/42 1,062,538
33,000 DOLP Trust, 2021 NYC, (I/O), 144A 0.665% 5/10/41 1,204,662
4,000 (b),(c) Fannie Mae - CAS, (SOFR30A reference rate + 5.550%
spread), 2023 R02, 144A
10.865% 1/25/43 4,283,905

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 640 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.240% 7/25/51 $ 440,115
85 Flagstar Mortgage Trust, 2017 2, 144A 4.002% 10/25/47 72,845
7,647 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.303% 7/25/41 729,346
1,000 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
7.100% spread), 2022 DNA1, 144A
12.415% 1/25/42 1,007,015
3,000 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
7.000% spread), 2022 HQA1, 144A
9.997% 3/25/42 3,250,569
455 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
4.350% spread), 2022 DNA3, 144A
9.665% 4/25/42 476,459
2,275 (b),(c) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
3.400% spread), 2022 DNA1, 144A
8.715% 1/25/42 2,282,075
3,000 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
7.500% spread), 2021 DNA6, 144A
12.815% 10/25/41 3,094,147
3,750 (b),(c) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
5.650% spread), 2022 DNA3, 144A
8.647% 4/25/42 3,980,894
4,900 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
4.750% spread), 2022 DNA2, 144A
10.065% 2/25/42 4,974,040
115 (b) Freddie Mac Strips, (SOFR30A reference rate + 5.806%
spread), 2014 327, (I/O)
0.492% 3/15/44 8,281
900 (b),(c) Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A
9.315% 7/25/42 937,480
7,146 (b),(c) Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)
0.936% 9/20/50 716,212
1,400 (b) GS Mortgage Securities Corp Trust, (TSFR1M reference rate
+ 3.464% spread), 2021 ARDN, 144A
8.797% 11/15/36 1,301,443
1,100 (b) GS Mortgage Securities Corp Trust, (TSFR1M reference rate
+ 1.897% spread), 2018 TWR, 144A
7.230% 7/15/31 544,500
1,500 GS Mortgage Securities Corp Trust 2017-SLP, 2017 SLP,
144A
4.744% 10/10/32 1,421,716
700 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 2.397% spread), 2018 TWR, 144A
7.730% 7/15/31 290,500
1,000 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.747% spread), 2018 TWR, 144A
7.080% 7/15/31 645,000
700 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 3.097% spread), 2018 TWR, 144A
8.430% 7/15/31 205,800
892 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 4.222% spread), 2018 TWR, 144A
9.555% 7/15/31 77,269
1,000 (b) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 2.864% spread), 2021 ARDN, 144A
8.197% 11/15/36 934,033
2,000 (c) GS Mortgage Securities Trust, 2016 GS4 4.078% 11/10/49 1,609,073
1,000 Hudson Yards Mortgage Trust, 2019 55HY, 144A 3.041% 12/10/41 687,934
441 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.601% 5/05/32 415,828
377 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.601% 5/05/32 357,889
366 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.972% 1/16/37 291,514
856 JP Morgan Mortgage Trust, 2018 6, 144A 3.891% 12/25/48 693,625
2,000 (c) JPMBB Commercial Mortgage Securities Trust, 2014 C22 4.700% 9/15/47 1,546,502
1,930 (c) JPMBB Commercial Mortgage Securities Trust, 2017 JP6 3.854% 7/15/50 1,359,993
1,849 (c) JPMBB Commercial Mortgage Securities Trust, 2017 JP7,
144A
4.529% 9/15/50 1,230,577
1,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C27,
2015 C27
3.898% 2/15/48 912,455
760 (c) JPMBB Commercial Mortgage Securities Trust 2015-C29,
2015 C29
4.118% 5/15/48 697,505
1,189 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1
4.859% 3/17/49 1,049,967
2,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP5,
2017 JP5
3.904% 3/15/50 1,493,198

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6, 144A
4.604% 7/15/50 $ 977,063
1,098 (c) Morgan Stanley Bank of America Merrill Lynch Trust 2014
C19, 2014 C19
4.000% 12/15/47 994,007
226 Morgan Stanley Capital I Trust 2015-MS1, 2015 MS1 4.158% 5/15/48 208,528
183 Morgan Stanley Mortgage Loan Trust 2007-15AR, 2007
15AR
3.275% 11/25/37 120,784
1,000 MRCD Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 587,996
750 MSCG Trust, 2015 ALDR, 144A 3.577% 6/07/35 655,915
250 MSCG Trust, 2015 ALDR, 144A 3.577% 6/07/35 212,277
1,050 (b) Natixis Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 4.329% spread), 2019 MILE, 144A
9.662% 7/15/36 698,876
1,000 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.162% 7/15/36 766,461
1,000 (b),(c) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 2.114% spread), 2021 MF, 144A
7.447% 7/15/38 828,664
1,000 (b) PNMAC GMSR ISSUER TRUST, (1-Month LIBOR reference
rate + 3.850% spread), 2018 GT1, 144A
9.284% 2/25/25 1,001,618
40,180 SLG Office Trust, 2021 OVA, 144A 0.258% 7/15/41 569,339
1,624 (b),(c) SMR Mortgage Trust, (TSFR1M reference rate + 3.950%
spread), 2022 IND, 144A
9.282% 2/15/39 1,521,818
1,500 Spruce Hill Mortgage Loan Trust, 2020 SH1, 144A 3.827% 1/28/50 1,291,733
127,100 SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, (I/O), 144A 0.179% 2/12/41 660,666
428 (c) UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A 3.649% 3/10/46 392,557
1,500 VNDO Trust, 2016 350P, 144A 4.033% 1/10/35 1,149,540
1,300 (c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015
NXS1
4.278% 5/15/48 1,083,447
Total Mortgage-Backed Securities
(cost $114,569,927) 101,577,406
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 39.8% (28.6% of Total Investments) X 40,762,282
1,151 AASET 2020-1 Trust, 2020 1A, 144A 6.413% 1/16/40 $ 149,730
1,500 (b),(c) ACRE Commercial Mortgage Ltd, (TSFR1M reference rate +
2.714% spread), 2021 FL4, 144A
8.045% 12/18/37 1,388,400
857 (c) Air Canada 2020-2 Class A Pass Through Trust, 2020 A, 144A 5.250% 4/01/29 827,103
696 (c) Air Canada 2020-2 Class B Pass Through Trust, 2020 A, 144A 9.000% 10/01/25 703,054
550 Avis Budget Rental Car Funding AESOP LLC, 2021 2A, 144A 4.080% 2/20/28 468,488
295 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 270,128
500 (b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
4.870% spread), 2020 A, 144A
10.305% 12/23/24 446,650
250 (b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
5.750% spread), 144A
11.183% 3/16/25 175,000
250 (b) Bonanza RE Ltd, 144A 4.555% 1/08/24 125,000
750 (b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
8.250% spread), 144A
12.787% 1/08/26 754,125
509 (c) British Airways Class A Pass Through Trust, 2020 A, 144A 4.250% 11/15/32 456,607
415 (c) British Airways Class B Pass Through Trust, 2020 A, 144A 8.375% 11/15/28 421,882
2,000 Cars Net Lease Mortgage Notes Series, 2020 1A, 144A 4.690% 12/15/50 1,649,333
775 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 680,337
3 (d) Carvana Auto Receivables Trust, 2021 P2, 144A 0.000% 5/10/28 560,000
250 (b) Cayuga Park CLO Ltd, (TSFR3M reference rate + 6.262%
spread), 2020 1A, 144A
1.000% 7/17/34 232,450
375 (b) CIFC Funding 2022-II Ltd, (TSFR3M reference rate + 7.000%
spread), 2022 2A, 144A
12.320% 4/19/35 363,340
750 (b) CIFC Funding Ltd, (SOFR reference rate + 3.550% spread),
2022 4A, 144A
8.858% 7/16/35 743,572
385 (b) CIFC Funding Ltd, (3-Month LIBOR reference rate + 6.762%
spread), 2020 2A, 144A
12.088% 10/20/34 363,746

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 250 (b) Citrus Re Ltd, (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A
5.100% 6/07/25 $ 246,850
250 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 5.990% 12/26/51 203,910
1,118 CyrusOne Data Centers Issuer I, 2023 1A, 144A 5.450% 4/20/48 947,607
918 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 844,367
476 FOCUS Brands Funding LLC, 2018 1, 144A 5.184% 10/30/48 453,569
1,500 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 1,420,926
1,500 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 1,446,015
500 (b) Goldentree Loan Opportunities IX Ltd, (TSFR3M reference rate + 5.922% spread), 2014 9A, 144A
11.291% 10/29/29 500,068
500 (b) GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.762% spread), 2021 11A, 144A
8.563% 10/20/34 430,402
486 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 409,099
355 (b) Helios Issuer, LLC, 2023 B, 144A 6.000% 8/22/50 307,658
500 Hertz Vehicle Financing III LLC, 2022 1A, 144A 4.850% 6/25/26 467,809
250 (b) Hestia Re Ltd, (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A
14.935% 4/22/25 241,625
180 HIN Timeshare Trust 2020-A, 2020 A, 144A 6.500% 10/09/39 165,672
252 HIN Timeshare Trust 2020-A, 2020 A, 144A 5.500% 10/09/39 232,695
640 Jack in the Box Funding LLC, 2019 1A, 144A 4.476% 8/25/49 594,082
610 Jonah Energy Abs I LLC, 2022 1, 144A 7.200% 11/20/37 594,699
328 LUNAR AIRCRAFT 2020-1 LTD, 2020 1A, 144A 3.376% 2/15/45 283,588
500 (b) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
5.460% spread), 2019 36A, 144A
5.764% 4/15/35 492,140
1,125 (b) Magnetite XXIII Ltd, (TSFR3M reference rate + 6.562%
spread), 2019 23A, 144A
7.484% 1/25/35 1,103,829
250 (b) Matterhorn Re Ltd, (SOFR reference rate + 5.250% spread),
144A
5.889% 3/24/25 243,600
500 Mercury Financial Credit Card Master Trust, 2022 3A, 144A 10.680% 6/21/27 497,663
500 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 9.590% 9/20/27 500,481
500 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 8.040% 9/20/27 501,796
125 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 10.850% 4/20/53 119,461
125 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 120,105
1,467 Mexico Remittances Funding Fiduciary Estate Management
Sarl , 144A
4.875% 1/15/28 1,308,994
1,277 (d) Mosaic Solar Loan Trust, 2019 2A, 144A 0.000% 9/20/40 498,509
798 (d) Mosaic Solar Loan Trust, 2020 1A, 144A 0.000% 4/20/46 563,695
821 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 5.420% 8/20/46 722,870
477 MVW 2020-1 LLC, 2020 1A, 144A 4.210% 10/20/37 450,723
221 MVW 2020-1 LLC, 2020 1A, 144A 7.140% 10/20/37 211,218
500 Oportun Funding 2022-1 LLC, 2022 1, 144A 6.000% 6/15/29 479,138
324 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 313,733
350 Oportun Issuance Trust, 2021 C, 144A 5.570% 10/08/31 306,732
1,000 Oportun Issuance Trust 2021-B, 2021 B, 144A 5.410% 5/08/31 904,726
925 (b) Palmer Square CLO Ltd, (TSFR3M reference rate + 5.300%
spread), 2023 1A, 144A
10.626% 1/20/36 938,306
625 (b) Palmer Square CLO Ltd, (TSFR3M reference rate + 6.350%
spread), 2022 1A, 144A
11.676% 4/20/35 617,541
250 Purchasing Power Funding LLC, 2021 A, 144A 4.370% 10/15/25 239,543
947 Purewest Funding LLC, 2021 1, 144A 4.091% 12/22/36 897,600
500 (b) Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury Bill
reference rate + 7.000% spread), 144A
12.435% 12/06/26 501,150
400 (b) Residential Reinsurance Ltd, (3-Month U.S. Treasury Bill
reference rate + 6.510% spread), 2020 A, 144A
6.510% 12/06/24 393,160
500 (b) SD Re Ltd, (3-Month U.S. Treasury Bill reference rate +
9.250% spread), 144A
14.685% 11/19/24 487,300
650 SERVPRO Master Issuer LLC, 2019 1A, 144A 3.882% 10/25/49 593,199
571 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 537,437
275 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A,
144A
6.590% 7/20/37 262,993
44 Sierra Timeshare Receivables Funding LLC, 2019 3A, 144A 4.180% 8/20/36 41,676

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 1,000 (b) Sixth Street CLO XIX Ltd, (3-Month LIBOR reference rate +
6.162% spread), 2021 19A, 144A
6.035% 7/20/34 $ 967,608
451 Start II LTD, 2019 1, 144A 5.095% 3/15/44 356,373
1,000 (b) TCW CLO Ltd, (3-Month LIBOR reference rate + 6.860%
spread), 2021 2A, 144A
6.985% 7/25/34 920,191
500 (b) Ursa Re II Ltd, (3-Month U.S. Treasury Bill reference rate +
7.000% spread), 144A
12.435% 12/06/25 518,750
1,156 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 1,046,422
556 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 514,873
1,050 VREG Films Inc , 2023 23-1 10.550% 11/15/50 1,019,161
Total Asset-Backed Securities
(cost $45,194,731) 40,762,282
Total Long-Term Investments
(cost $159,764,658) 142,339,688
Borrowings - (8.6)% (e),(f) (8,820,000)
Reverse Repurchase Agreements, including accrued interest
- (30.3)%(g) (31,011,469)
Other Assets & Liabilities, Net -  (0.2)% (170,170)
Net Assets Applicable to Common Shares - 100% $ 102,338,049
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 101,577,406 $ – $ 101,577,406
Asset-Backed Securities – 39,140,078 1,622,204 40,762,282
Total
$ – $ 140,717,484 $ 1,622,204 $ 142,339,688

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JLS
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Mortgage and Income Fund
Asset-Backed
Securities
Balance at the beginning of period $11
Gains (losses): -
Net realized gains (losses) (1,554)
Change in net unrealized appreciation (depreciation) 103,233
Purchases at cost -
Sales at proceeds (8)
Net discounts (premiums) 48,048
Transfers into 1,622,204
Transfers (out of) (149,730)
Balance at the end of period $1,622,204
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(360,195)
Fund Asset Class Market Value Techniques Unobservable Inputs Range
JLS Asset-Backed Securities 1,622,204 Third Party Vendor Broker Quote $39.04 - $22,400.00
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Asset-Backed
Securities $- $- $149,730 $- $1,622,204 $(149,730)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $44,226,396 have been pledged as collateral for reverse repurchase agreements.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Borrowings as a percentage of Total Investments is 6.2%.
(f) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $28,870,384 have been pledged as collateral for borrowings.
(g) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 21.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month